Unaudited Interim Condensed Consolidated Statements of Shareholders Equity (USD $) In Thousands	Total	Common Stock	Preferred Stock	Additional Paid in Capital	Retained Earnings
Balance at Dec. 31, 2011	$ 331,842	$ 71		$ 114,918	$ 216,853
Net income	63,897				63,897
Issuance of common stock	35,237	6		35,231
Share based compensation	90			90
Dividends(per common share)	(33,630)				(33,630)
Balance at Sep. 30, 2012	397,436	77		150,239	247,120
Balance at Dec. 31, 2012	425,856	77		150,269	275,510
Net income	52,239				52,239
Issuance of preferred stock	38,865		16	38,849
Share based compensation	90			90
Dividends(per preferred share)	(418)				(418)
Dividends(per common share)	(11,501)				(11,501)
Balance at Sep. 30, 2013	$ 505,131	$ 77	$ 16	$ 189,208	$ 315,830